GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 10,146	$ 9,128	$ 6,644
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	2,900	2,646	1,720
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	750	424	442
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	431	403	399
Turkey [Member]
Segment Reporting Information [Line Items]
Revenues	127	200	241
UK [Member]
Segment Reporting Information [Line Items]
Revenues	133		221
Russia [Member]
Segment Reporting Information [Line Items]
Revenues		230	146
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,626	959	1,374
Thailand [Member]
Segment Reporting Information [Line Items]
Revenues	600	41	10
China [Member]
Segment Reporting Information [Line Items]
Revenues	2,638	2,824	1,420
India [Member]
Segment Reporting Information [Line Items]
Revenues	213	598	80
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	68	437	200
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	383	165	210
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 277	$ 201	$ 181